Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Instruments (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Commercial hedge loan adjustment to market change	$ 765,000	$ 1,600,000